Share-Based Compensation - Additional Information (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Mar. 27, 2017 shares	Jul. 01, 2016 shares	Jul. 01, 2015 shares	Feb. 28, 2018 CNY (¥) ¥ / shares shares	Feb. 28, 2018 USD ($) shares	Feb. 28, 2017 CNY (¥) ¥ / shares	Feb. 29, 2016 CNY (¥) ¥ / shares	Feb. 28, 2018 USD ($)	Jun. 30, 2015 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options granted to acquire ordinary shares				1,110,000	1,110,000
Weighted average grant date fair value of options granted per share | ¥ / shares				¥ 75.39		¥ 35.46	¥ 4.81
Share-based compensation expenses				¥ 23,470	$ 3,709	¥ 3,363	¥ 942
Unrecognized compensation cost related to non-vested stock options				¥ 73,194				$ 11,567
Unrecognized compensation cost expected to recognized over a weighted-average period				2 years 11 months 23 days	2 years 11 months 23 days
2015 Option Plan and 2017 Option Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options granted to acquire ordinary shares	1,110,000	330,000	1,175,000
Options expiration period				10 years	10 years
Vesting period				4 years	4 years
2015 Option Plan and 2017 Option Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of ordinary shares authorized to issue									3,000,000